Net Gains or Losses on Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Net Gains Or Losses On Financial Assets Liabilities At Fair Value Through Profit Or Loss [Abstract]
Summary of Net Gains Or Losses On Financial Instruments At Fair Value Through Profit Or Loss
Net gains or losses on financial instruments at fair value through profit or loss include dividend income, gains or losses arising from changes in fair value, and gains or losses arising from sales and redemptions. Details of net gains or losses on financial instruments at fair value through profit or loss for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Gains on financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss:
Debt securities	￦	2,237,037	￦	3,904,088	￦	3,571,736
Equity securities		536,059		818,610		750,633

		2,773,096		4,722,698		4,322,369

Derivatives held for trading:
Interest rate		11,772,928		7,195,387		5,053,285
Currency		15,006,105		9,230,401		17,434,391
Stock or stock index		1,986,668		2,027,294		2,394,867
Credit		78,638		41,234		46,619
Commodity		33,576		30,829		63,666
Others		199,022		173,215		64,960

		29,076,937		18,698,360		25,057,788

Financial liabilities at fair value through profit or loss		114,526		192,334		356,827
Other financial instruments		252		502		522

		31,964,811		23,613,894		29,737,506

Losses on financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss:
Debt securities		3,987,760		1,106,981		1,491,166
Equity securities		895,208		372,969		917,182

		4,882,968		1,479,950		2,408,348

Derivatives held for trading:
Interest rate		10,747,221		7,439,802		5,170,159
Currency		15,154,428		9,271,983		18,093,278
Stock or stock index		2,485,340		2,164,455		2,120,380
Credit		68,324		44,971		43,821
Commodity		30,167		42,150		57,086
Others		430,069		166,403		155,760

		28,915,549		19,129,764		25,640,484

Financial liabilities at fair value through profit or loss		63,571		509,835		358,441
Other financial instruments		206		387		692

		33,862,294		21,119,936		28,407,965

Net gains(loss) on financial instruments at fair value through profit or loss	￦	(1,897,483)	￦	2,493,958	￦	1,329,541

Summary of Net Gains Or Losses On Financial Instruments Designated At Fair Value Through Profit Or Loss
Net gains or losses on financial instruments designated at fair value through profit or loss include gains or losses arising from changes in fair value, and gains or losses arising from sales and redemptions. Details of net gains or losses on financial instruments designated at fair value through profit or loss for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Gains on financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss	￦	1,186,908	￦	726,277	￦	323,412

		1,186,908		726,277		323,412

Losses on financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss		429,243		1,057,170		640,872

		429,243		1,057,170		640,872

Net gains(losses) on financial instruments designated at fair value through profit or loss	￦	757,665	￦	(330,893)	￦	(317,460)